ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Total assets	¥ 5,828,077	¥ 5,413,309	$ 798,441
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	¥ 3,413,115	¥ 3,754,958
Assets, Total [Member]
Percentage of consolidated total asset accounted by VIE and its subsidiaries	58.56%	69.37%
Liabilities, Total [Member]
Percentage of consolidated total liability accounted by VIE and its subsidiaries	87.82%	84.68%
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Total assets	¥ 100